SUPPLEMENTAL FINANCIAL INFORMATION - RESTRUCTURING ACTIVITY (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	$ 277	$ 315
Restructuring Charges	1,070	754		$ 977
Payments for Restructuring	(468)	(395)	[1]
Charges Against Assets	(366)	(397)
Restructuring Reserve Ending Balance	513	277		315
Other Nonoperating Income (Expense)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	14	8
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	237	129
Cost of Goods Sold
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	819	593
Separations
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	228	243
Restructuring Charges	310	206
Payments for Restructuring	(279)	(221)	[1]
Charges Against Assets	0	0
Restructuring Reserve Ending Balance	259	228		243
Asset-Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	0	0
Restructuring Charges	366	397
Payments for Restructuring	0	0	[1]
Charges Against Assets	(366)	(397)
Restructuring Reserve Ending Balance	0	0		0
Other
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	49	72
Restructuring Charges	394	151
Payments for Restructuring	(189)	(174)	[1]
Charges Against Assets	0	0
Restructuring Reserve Ending Balance	$ 254	$ 49		$ 72

[1]	Includes liabilities transferred to Coty related to our Beauty Brands divestiture.